Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual amount of financial instruments with off-balance-sheet risk
Commitments to make loans	$ 65,079
Unfunded commitments under lines of credit	671,772
Total commitments	736,851
Fixed Rate [Member]
Contractual amount of financial instruments with off-balance-sheet risk
Commitments to make loans	61,771
Unfunded commitments under lines of credit	48,901
Total commitments	110,672
Variable Rate [Member]
Contractual amount of financial instruments with off-balance-sheet risk
Commitments to make loans	3,308
Unfunded commitments under lines of credit	622,871
Total commitments	$ 626,179